Components of Income Tax Expense (Detail) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal									$ 2,484,372	$ 1,757,098
State									473,037	347,382
Deferred									255,638	331,399
Income Tax Expense (Benefit)	$ 873,000	$ 815,000	$ 793,000	$ 732,000	$ 682,000	$ 641,000	$ 629,000	$ 484,000	$ 3,213,047	$ 2,435,879